                              ---------------------

                                     TRUST
                                     -----
                               for Credit Unions

                              ---------------------




                                Semiannual Report
                              ---------------------
                                February 28, 1997

                            TRUST FOR CREDIT UNIONS

                              ------------------

                            MONEY MARKET PORTFOLIO

                           STATEMENT OF INVESTMENTS
                               February 28, 1997
                                  (Unaudited)
                               ($ in Thousands)

 Principal            Interest           Maturity         Amortized
   Amount               Rate               Date             Cost
------------         ----------        -----------      ------------
                         Bank Notes (3.4%)

Bank of America, Illinois
$    10,000            5.49%             04/07/97        $   10,000
First National Bank of Boston
     10,000            5.46              08/11/97            10,000
                                                         -----------
           Total Bank Notes......................        $   20,000
                                                         -----------
                    Bankers' Acceptances (3.8%)

Corestates Bank, N.A.
$     7,000            5.42/(a)/%        03/19/97        $    6,981
First National Bank of Boston
      5,000            5.30/(a)/         03/14/97             4,991
Wachovia Bank of Georgia, N.A.
      5,100            5.50/(a)/         04/04/97             5,074
Wachovia Bank of North Carolina, N.A.
      5,000            5.38/(a)/         03/11/97             4,993
                                                         -----------
           Total Bankers' Acceptances............        $   22,039
                                                         -----------
                  Certificates of Deposit (9.4%)

Crestar Bank
$    10,000            5.35%             05/14/97        $   10,000
First Alabama Bank
     10,000            5.48              04/07/97            10,000
Mellon Bank, N.A.
      5,000            5.50              04/07/97             5,000
Morgan Guaranty Trust Co.
     15,000            5.31              03/06/97            15,000
Union Bank of California
     10,000            5.54              08/27/97            10,000
Wachovia Bank of North Carolina, N.A.
      5,000            5.31              03/12/97             5,000
                                                         -----------
           Total Certificates of Deposit.........        $   55,000
                                                         -----------
            Certificates of Deposit - Eurodollar (1.7%)

Bankers Trust Co., London
$    10,000            5.42%             04/08/97        $   10,000
                                                         -----------
                       Federal Funds (5.1%)

American Express Centurion Bank
$     5,000            5.34%             03/07/97        $    5,000
     10,000            5.29              03/25/97            10,000
Bank of Hawaii
     15,000            5.34              03/05/97            15,000
                                                         -----------
           Total Federal Funds...................        $   30,000
                                                         -----------
             U.S. Government Agency Obligations (8.6%)
Federal Farm Credit Bank
$    50,000            5.42/(a)/%        03/03/97        $   49,985
                                                         -----------
                   Repurchase Agreements (68.0%)

Goldman, Sachs & Co., dated 12/11/96, repurchase
   price $50,679 (FHLMC: $509, 7.00%, 09/01/26)
   (FNMA: $51,374, 6.12%, 10/01/32)
$    50,000            5.38%             03/11/97        $   50,000
Joint Repurchase Agreement Accounts
    222,600            5.37              03/03/97           222,600
    100,000            5.41              03/03/97           100,000
Salomon Brothers, Inc., dated 02/28/97,
   repurchase price $25,011 (U.S. Treasury Note:
   $25,509, 6.63%, 03/31/97)
     25,000            5.46              03/03/97            25,000
                                                         -----------
           Total Repurchase Agreements...........        $  397,600
                                                         -----------
           Total Investments ....................        $  584,624/(b)/
                                                         ===========

    The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
/(a)/ The rate disclosed for this security represents the yield to maturity. /(b)/ The amount stated also represents aggregate cost for federal income tax purposes.

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                               -----------------

                        GOVERNMENT SECURITIES PORTFOLIO

                           STATEMENT OF INVESTMENTS
                               February 28, 1997
                                  (Unaudited)
                               ($ in Thousands)


 Principal          Interest            Maturity
  Amount              Rate                Date               Value
 ---------          --------            --------            -------
                Mortgage Backed Obligations (79.0%)

Adjustable Rate Federal Home Loan Mortgage Corp.
   (FHLMC)(a) (28.8%)
$   1,912             7.37%             08/01/17         $    1,966
    1,210             7.75              04/01/18              1,250
    8,177             7.68              05/01/18              8,489
    2,732             7.38              07/01/18              2,827
   18,740             7.58              11/01/19             19,551
    8,518             7.39              11/01/21              8,806
    4,914             7.35              02/01/22              5,078
   27,294             7.73              02/01/22             28,505
   24,261             7.68              04/01/22             25,349
    4,830             6.87              11/01/22              4,856
    2,065             7.17              11/01/22              2,089
   13,116             7.61              11/01/22             13,647
   10,485             7.63              06/01/24             10,929
    3,289             7.23              02/01/28              3,387
    5,919             7.18              04/01/28              6,086
    2,608             7.54              07/01/29              2,659
    7,439             7.67              05/01/31              7,621
                                                         ----------
           Total Adjustable Rate FHLMC...........        $  153,095
                                                         ----------
Adjustable Rate Federal National Mortgage Association
   (FNMA)(a) (41.7%)
$   3,724             6.55%             03/01/17         $    3,773
    2,396             7.62              11/01/17              2,491
   15,832             7.43              12/01/17             16,346
    4,867             7.09              08/01/18              5,024
    4,469             7.57              09/01/18              4,659
    1,543             7.44              11/01/18              1,593
    2,243             7.34              05/01/19              2,314
   24,186             7.31%             06/01/19             24,946
    2,466             7.35              07/01/19              2,546
    6,395             7.00              12/01/19              6,304
    4,358             7.73              03/01/20              4,565
    1,882             7.36              05/01/20              1,949
   16,539             7.32              04/01/21             17,069
   34,985             7.53              09/01/21             36,417
    2,018             7.34              10/01/21              2,056
    2,425             7.58              02/01/22              2,528
   39,618             7.59              09/01/22             41,382
   21,197             7.51              09/01/25             22,071
    5,371             7.32              07/01/27              5,545
    3,696             7.42              10/01/27              3,819
   14,959             6.09              02/01/31             14,833
                                                         ----------
           Total Adjustable Rate FNMA............        $  222,230
                                                         ----------

Adjustable Rate Government National Mortgage
   Association (GNMA)/(a)/ (3.2%)
$  10,000             6.00%               TBA(b)         $    9,967
    6,883             6.50              02/20/23              7,058
                                                         ----------
           Total Adjustable Rate GNMA............        $   17,025
                                                         ----------
Fixed Rate FNMA (1.8%)
$   9,810             6.50%             04/01/03         $    9,690

         Collateralized Mortgage Obligations (CMOs) (3.5%)

Adjustable Rate CMOs/(a)/ (2.7%)
FNMA REMIC Trust 1990-145, Class A
$  14,339             6.54%             12/25/20         $   14,473


                    The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                               -----------------

                  GOVERNMENT SECURITIES PORTFOLIO - Continued

                           STATEMENT OF INVESTMENTS
                               February 28, 1997
                                  (Unaudited)
                               ($ in Thousands)


 Principal          Interest            Maturity
  Amount              Rate                Date             Value
 ---------          --------            --------          -------
              Mortgage Backed Obligations--(Continued)

Super Floater CMOs/(a)/ (0.8%)
FNMA REMIC Trust 1992-157, Class FA
$   4,442           1.13%               03/25/04         $    4,334
                                                         ----------
           Total CMOs ...........................        $   18,807
                                                         ----------
           Total Mortgage Backed Obligations
              (cost $421,749) ...................        $  420,847
                                                         ----------
                 U.S. Treasury Obligations (18.7%)

U.S. Treasury Notes
$  13,300           5.63%               10/31/97         $   13,302
   44,500           5.88                04/30/98             44,514
   24,300           6.88                08/31/99             24,680
   17,000           6.13                07/31/00             16,912
                                                         ----------
           Total U.S. Treasury Obligations
              (cost $99,796) ....................        $   99,408
                                                         ----------
                    Repurchase Agreement (3.7%)

Joint Repurchase Agreement Account /(c)/
$  19,900               5.41%         03/03/97           $   19,900
                                                         ----------
           Total Repurchase Agreement
              (cost $19,900) ....................        $   19,900
                                                         ----------

           Total Investments (cost $541,445/(d)/).       $  540,155
                                                         ==========

-------------------------------------------------------------------
Federal Income Tax Information:
   Gross unrealized gain for investments in
      which value exceeds cost ..................        $    1,611
   Gross unrealized loss for investments in
      which cost exceeds value ..................            (2,948)
                                                         ==========
   Net unrealized loss ..........................        $   (1,337)
                                                         ==========
-------------------------------------------------------------------

    The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

/(a)/ Variable rate security. Coupon rate disclosed is that which is in effect at February 28, 1997.

/(b)/ TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally +/- 2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

/(c)/ A portion of this security is being segregated for open TBA purchases.

/(d)/ The aggregate cost for federal income tax purposes is $541,492.


                    The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                               -----------------

                         MORTGAGE SECURITIES PORTFOLIO

                           STATEMENT OF INVESTMENTS
                               February 28, 1997
                                  (Unaudited)
                               ($ in Thousands)

 Principal          Interest            Maturity
  Amount              Rate                Date             Value
------------        ----------         -----------       -----------

                  Mortgage Backed Obligations (81.3%)
Fixed Rate Federal National Mortgage Association
     (FNMA) (4.1%)
$   3,159             6.00%             09/01/07          $    3,090
    1,475             6.00              10/01/08               1,426
    3,179             6.00              06/01/09               3,074
    6,228             6.00              10/01/09               6,023
                                                          ----------
           Total Fixed Rate FNMA.................         $   13,613
                                                          ----------
     Collateralized Mortgage Obligations CMOs (77.2%)

Adjustable Rate CMOs(a) (26.3%)
Citicorp Mortgage Securities, Inc. 1992-17,
     Class A
$   7,101             7.46%             10/25/22          $    7,251
CMC Securities Corp. II 1993-I, Class A2
    3,830             7.07              09/25/23               3,887
Imperial Savings Association 1987-3, Class A1
    2,046             7.45              06/15/17               2,045
Imperial Savings Association 1988-3, Class A
    1,933             7.42              01/25/18               1,944
Independent National Mortgage Corp. 1994-W, Class A1
    2,944             8.21              12/25/24               3,020
Merrill Lynch Mortgage Investors, Inc. 1994-I, Class A1
    6,378             7.92              01/25/05               6,521
Prudential Home Mortgage 1992-8, Class A1
    1,204             8.08              04/25/22               1,216
Prudential Home Mortgage 1992-24, Class A1
    2,681             8.21              09/25/22               2,739
Resolution Trust Corp. 1992-4, Class B2
    4,500             7.36              07/25/28               4,575
Resolution Trust Corp. 1992-11, Class A2
    2,766             7.44              10/25/24               2,804
Resolution Trust Corp. 1992-11, Class B2
   10,201             7.44              10/25/24              10,317
Resolution Trust Corp. 1994-1, Class M3
    5,839             7.98              09/25/29               6,020
Resolution Trust Corp. 1995-1, Class A3
    9,966             7.26              10/25/28              10,175
Resolution Trust Corp. 1995-1, Class M3
    2,953             7.26              10/25/28               3,002
Ryland Mortgage Securities Corp. 1989-FN1, Class A
    1,348             7.65              11/01/18               1,362
Ryland Mortgage Securities Corp. 1991-4, Class A1
    1,877             7.23              02/25/20               1,877
Ryland Mortgage Securities Corp. 1991-B1, Class 1
    1,614             7.30              03/25/20               1,640
Ryland Mortgage Securities Corp. 1992-3, Class A2
      344             7.39              06/25/20                 346
Salomon Brothers Mortgage Securities 1990-3A, Class 1
    1,741             6.59              11/25/20               1,741


                    The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                               -----------------

                         MORTGAGE SECURITIES PORTFOLIO

                           STATEMENT OF INVESTMENTS
                               February 28, 1997
                                  (Unaudited)
                               ($ in Thousands)

 Principal          Interest            Maturity
  Amount              Rate                Date              Value
----------          --------           -----------       -----------
             Mortgage Backed Obligations -- (Continued)
Adjustable Rate CMOs--(Continued)
Salomon Brothers Mortgage Securities 1994-20, Class A
$   5,568             8.10%             12/25/24          $    5,703
Saxon Mortgage Securities Corp. 1992-1, Class B1
    6,800             7.70              09/25/22               6,856
Saxon Mortgage Securities Corp. 1994-11, Class A
    1,679             7.88              12/25/24               1,732
                                                          ----------
           Total Adjustable Rate CMOs............         $   86,773
                                                          ----------
Planned Amortization Class (PAC) CMOs (25.4%)
CMC Securities Corp. 1993-F, Class A2
$   5,000             6.75%             11/25/23          $    5,006
FHLMC Series 1526, Class E
    6,500             5.75              03/15/16               6,386
FHLMC Series 1584, Class E
    8,800             5.75              10/15/16               8,635
FHLMC Series 1684, Class F
   14,000             5.75              08/15/20              13,337
FNMA REMIC Trust 1993-77, Class E
   11,068             6.00              07/25/16              10,967
GE Capital Mortgage Services, Inc. 1994-7, Class A6
    2,163             5.50              02/25/09               2,105
GE Capital Mortgage Services, Inc. 1994-11, Class A1
    9,883             6.50              03/25/24               9,812
GE Capital Mortgage Services, Inc. 1994-13, Class A1
    3,097             6.50              04/25/24               3,080
GNMA REMIC Trust 1996-6, Class PB
    1,500             6.50              06/16/09               1,500
Housing Securities, Inc. 1993-E, Class E8
    9,150            10.00              02/25/08               9,515
PaineWebber Mortgage Acceptance Corp. 1993-6, Class A3
    6,800             6.90              08/25/08               6,837
Prudential Home Mortgage 1993-54, Class A4
    4,721             6.50              01/25/24               4,674
Residential Funding Mortgage Securities 1994-S12, Class A3
    1,913             6.50              04/25/09               1,903
                                                          ----------
           Total PAC CMOs........................         $   83,757
                                                          ----------
Sequential Fixed Rate CMOs (25.5%)
Bear Stearns Secured Investors Trust 1987-2, Class D
$   2,151             9.95%             10/20/18          $    2,297
CMC Securities Corp. 1993-C, Class C3
    3,666             9.55              04/25/08               3,852
Collateralized Mortgage Obligation Trust Series 64, Class Y
   12,352             9.00              05/20/06              12,807
FHLMC Series 1293, Class Z
    2,499             7.50              07/15/99               2,535
FNMA REMIC Trust 1988-12, Class A
    3,633            10.00              02/25/18               3,836
FNMA REMIC Trust 1989-12, Class X
    5,890            10.00              12/25/14               6,069


                    The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                               -----------------

                         MORTGAGE SECURITIES PORTFOLIO

                           STATEMENT OF INVESTMENTS
                               February 28, 1997
                                  (Unaudited)
                               ($ in Thousands)


  Principal          Interest           Maturity
   Amount              Rate               Date              Value
------------        ----------         -----------       -----------
     Mortgage Backed Obligations--(Continued)

Sequential Fixed Rate CMOs--(Continued)
FNMA REMIC Trust 1989-59, Class H
$  12,191             7.75%             10/25/18          $   12,317
Housing Securities, Inc. 1994-2, Class A1
   11,620             6.50              07/25/09              11,393
Prudential Home Mortgage 1992-A, Class 1B1
    6,046             7.20              04/28/22               6,012
Prudential Home Mortgage 1993-38, Class A4
   12,441             9.55              09/25/23              13,234
Ryland Mortgage Securities Corp. 72, Class D
    1,358             9.85              12/01/16               1,392
Salomon Brothers Mortgage Securities 1984-2, Class Z
    7,937            10.00              12/01/14               8,442
                                                         -----------
           Total Sequential Fixed Rate CMOs......         $   84,186
                                                         -----------
           Total CMOs ...........................         $  254,716
                                                         -----------
           Total Mortgage Backed Obligations
              (cost $267,229) ...................         $  268,329
                                                         -----------


                  U.S. Treasury Obligations (14.2%)
U.S. Treasury Notes
$  12,800             6.88%             08/31/99          $   13,000
    4,400             6.13              07/31/00               4,377
    9,100             7.88              11/15/04               9,818
    2,450             7.50              02/15/05               2,590
U.S. Treasury Principal-Only Strip /(b)/
   29,000             6.67              05/15/05              16,931
                                                         ===========
           Total U.S. Treasury Obligations
              (cost $46,931) .....................        $   46,716
                                                         -----------
               Repurchase Agreement (0.2%)
Joint Repurchase Agreement Account
$     800             5.41%             03/03/97          $      800
                                                         -----------
           Total Repurchase Agreement
              (cost $800) ........................        $      800
                                                         -----------

           Total Investments (cost $314,960/(c)/).        $  315,845
                                                         ===========

                    The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                               -----------------

                         MORTGAGE SECURITIES PORTFOLIO

                           STATEMENT OF INVESTMENTS
                               February 28, 1997
                                  (Unaudited)
                               ($ in Thousands)


--------------------------------------------------------------------
Federal Income Tax Information:
   Gross unrealized gain for investments in
      which value exceeds cost ..................        $    1,982
   Gross unrealized loss for investments in
      which cost exceeds value ..................            (1,112)
                                                         -----------
   Net unrealized gain ..........................        $      870
                                                         ===========
--------------------------------------------------------------------

    The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

/(a)/Variable rate security. Coupon rate disclosed is that which is in effect at February 28, 1997.

/(b)/The interest rate disclosed for this security represents effective yield to maturity.

/(c)/The aggregate cost for federal income tax purposes is $314,975.


                    The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                             --------------------

                      TARGET MATURITY PORTFOLIO (MAY 97)

                           STATEMENT OF INVESTMENTS
                               February 28, 1997
                                  (Unaudited)
                               ($ in Thousands)

 Principal        Interest         Maturity
  Amount            Rate             Date           Value
----------        --------        ----------      ---------
           Mortgage Backed Obligations (70.4%)
Adjustable Rate Federal Home Loan Mortgage Corp.
   (FHLMC)/(a)/ (3.4%)
$  2,057            7.64%         07/01/30        $  2,139
                                                  ---------

     Collateralized Mortgage Obligations CMOs (67.0%)

Adjustable Rate CMOs/(a)/ (13.0%)

Capstead Securities Corp. 1992-14, Class A
$  1,542            7.17%         10/25/22        $  1,559
Imperial Savings Association 1987-3, Class A1
      16            7.45          06/25/17              16
Prudential Home Mortgage 1992-24, Class A1
   1,903            8.21          09/25/22           1,943
Resolution Trust Corp. 1992-11, Class A2
   1,976            7.43          10/25/24           2,003
Resolution Trust Corp. 1994-1, Class M3
   1,103            7.98          09/25/29           1,137
Ryland Mortgage Securities Corp. 1992-L1, Class A1
   1,544            7.02          02/25/22           1,546
                                                  ---------
         Total Adjustable Rate CMOs........       $  8,204
                                                  ---------
Inverse Floater/(a)/ (6.4%)

FHLMC Series 1266, Class F
$  2,310            9.83%         05/15/97        $  2,314
FHLMC Series 1284, Class E
   1,742            8.75          05/15/97           1,742
                                                  ---------
         Total Inverse Floater.............       $  4,056
                                                  ---------
Planned Amortization Class (PAC) CMOs (10.0%)

FNMA REMIC Trust 1990-24, Class E
$  3,500            9.00%         03/25/20        $  3,640
Prudential Home Mortgage 1993-35, Class A3
   2,654            6.75%         09/25/08           2,653
                                                  ---------
         Total PAC CMOs....................       $  6,293
                                                  ---------
Regular Floater CMOs/(a)/ (17.6%)

Collateralized Mortgage Securities Corp.
  1990-6, Class H
$  3,000            6.14%         10/20/20        $  3,029
Collateralized Mortgage Securities Corp.
  Series T, Class 1
   1,240            6.24          10/20/18           1,240
FBC Mortgage Securities Trust Series A,
  Class 1
     270            6.13          01/20/18             270
FBC Mortgage Securities Trust Series B,
  Class 1
     819            6.03          01/25/17             819
Residential Funding Mortgage Securities
  1993-S13, Class A5
   2,827            6.13          03/25/08           2,836
Salomon Brothers Mortgage Securities 1996,
  Class A
   2,904            5.80          11/25/26           2,904
                                                  ---------
         Total Regular Floater CMOs........       $ 11,098
                                                  ---------
Sequential Fixed Rate CMOs (19.4%)

FHLMC Series 1028, Class F
$     77            9.30%         05/15/05        $     77
FNMA Remic Trust 1989-10, Class D
   4,092            9.50          07/25/09           4,209
FNMA Remic Trust 1989-80, Class E
   4,896            9.00          09/25/18           5,039

                    The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                              ------------------

               TARGET MATURITY PORTFOLIO (MAY 97) - (Continued)

                           STATEMENT OF INVESTMENTS
                               February 28, 1997
                                  (Unaudited)
                               ($ in Thousands)


Principal         Interest        Maturity
 Amount             Rate            Date           Value
---------         --------        --------       ---------
         Mortgage Backed Obligations--(Continued)

Sequential Fixed Rate CMOs--(Continued)

Prudential Home Mortgage 1993-38, Class A4
$  2,830          9.55%           09/25/23        $  2,996
                                                  --------
         Total Sequential Fixed Rate CMOs..
                                                  $ 12,321
                                                  --------
Targeted Amortization Class (TAC) CMOs (0.6%)

FNMA REMIC Trust G-35, Class K
$    391          8.00%           06/25/20        $    390
                                                  --------
         Total CMOs .......................       $ 42,362
                                                  --------
         Total Mortgage Backed Obligations
           (cost $44,360) .................       $ 44,501
                                                  --------
               Repurchase Agreement (27.7%)

Joint Repurchase Agreement Account
$ 17,500          5.41%           03/03/97        $ 17,500
                                                  --------
         Total Repurchase Agreement
           (cost $17,500) .................       $ 17,500
                                                  --------
         Total Investments
           (cost $61,860/(b)/) ............       $ 62,001
                                                  ========
----------------------------------------------------------
Federal Income Tax Information:
  Gross unrealized gain for investments in
    which value exceeds cost ..............       $    331
  Gross unrealized loss for investments in
    which cost exceeds value ..............           (190)
                                                  --------
  Net unrealized gain .....................       $    141
                                                  ========
----------------------------------------------------------

   The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

/(a)/ Variable rate security. Coupon rate disclosed is that which is in effect at February 28, 1997.

/(b)/ The amount stated also represents aggregate cost for federal income tax purposes.

                    The accompanying notes are an integral
                      part of these financial statements

                             TRUST FOR CREDIT UNIONS

                                ----------------

                      STATEMENTS OF ASSETS AND LIABILITIES
                                February 28, 1997
                                   (Unaudited)

                                                                                                                        Target
                                                                   Money           Government         Mortgage         Maturity
                                                                   Market          Securities        Securities       Portfolio
                                                                 Portfolio          Portfolio        Portfolio         (May 97)
                                                             ------------------- ---------------- ----------------- ---------------
ASSETS
Investments in securities, at value (cost: $584,623,679,
   $541,444,726, $314,960,404, $61,860,056,
   respectively) .........................................   $      584,623,679  $   540,155,463  $    315,844,529  $   62,001,200
Cash .....................................................               74,993           80,749            46,732          24,374
Receivables:
   Investment securities sold ............................                   --       13,967,900        14,219,588       1,297,320
   Interest ..............................................            1,475,972        4,608,114         2,176,403         275,996
Deferred organization expenses, net ......................                   --               --             5,523             386
Other assets .............................................               36,236           91,913             3,980           1,567
                                                             ------------------- ---------------- ----------------- ---------------
               Total assets ..............................          586,210,880      558,904,139       332,296,755      63,600,843
                                                             ------------------- ---------------- ----------------- ---------------
LIABILITIES
Payables:
   Investment securities purchased .......................                   --       24,350,984           958,491          27,069
   Dividends .............................................            1,812,628        2,030,389         1,309,587         321,593
   Advisory fees .........................................               38,732           80,951            50,312          12,136
   Administration fees ...................................               17,442           40,474            12,578           2,428
Accrued expenses and other liabilities ...................               30,948           25,433            28,331          22,803
                                                             ------------------- ---------------- ----------------- ---------------
               Total liabilities .........................            1,899,750       26,528,231         2,359,299         386,029
                                                             ------------------- ---------------- ----------------- ---------------
NET ASSETS
Paid-in capital ..........................................          584,311,130      551,877,124       340,839,680      63,532,452
Accumulated undistributed (distributions in excess of)
   net investment income .................................                   --         (232,535)         (995,703)        (39,650)

Accumulated net realized loss on investment
   transactions ..........................................                   --      (17,979,418)      (10,790,646)       (419,132)

Net unrealized gain (loss) on investments ................                   --       (1,289,263)          884,125         141,144
                                                             ------------------- ---------------- ----------------- ---------------
                Net assets ................................  $      584,311,130  $   532,375,908  $    329,937,456  $   63,214,814
                                                             =================== ================ ================= ===============
Net asset value per unit
   (net assets/units outstanding) ........................                $1.00            $9.80             $9.73           $9.96
                                                             =================== ================ ================= ===============
Redemption price per unit (Note 7) .......................                $1.00            $9.80             $9.73           $9.91
                                                             =================== ================ ================= ===============
UNITS OUTSTANDING
Total units outstanding, $0.001 par value
   (unlimited number of units authorized).................          584,311,130       54,337,557        33,904,064       6,350,000
                                                             =================== ================ ================= ===============




                    The accompanying notes are an integral
                      part of these financial statements.

                             TRUST FOR CREDIT UNIONS

                                ----------------

                            STATEMENTS OF OPERATIONS
                   For The Six Months Ended February 28, 1997
                                   (Unaudited)

                                                                                                        Target
                                                               Money      Government      Mortgage      Maturity
                                                              Market      Securities     Securities    Portfolio
                                                             Portfolio     Portfolio     Portfolio     (May 97)
                                                            ------------  ------------  ------------  -----------
Investment Income:

   Interest income ........................................ $10,397,220   $16,817,830   $11,365,659   $2,215,847
                                                            ------------  ------------  ------------  -----------
Expenses:
   Advisory fees ..........................................     362,811       525,186       325,920       78,473
   Administration fees ....................................     192,285       262,593        81,480       15,695
   Custodian fees .........................................      41,615        38,699        30,375       18,183
   Professional fees ......................................      29,317        39,662        32,368       26,444
   Trustees' fees .........................................       9,233         8,907         5,444          961
   Amortization of deferred organization expenses .........          --            --         4,481          934
   Other expenses .........................................      21,184        23,929        14,983        3,933
                                                            ------------  ------------  ------------  -----------
     Total expenses .......................................     656,445       898,976       495,051      144,623
Less--Fee  waivers and expense reimbursements .............    (272,291)           --            --           --
                                                            ------------  ------------  ------------  -----------
     Net expenses .........................................     384,154       898,976       495,051      144,623
                                                            ------------  ------------  ------------  -----------
Net investment income .....................................  10,013,066    15,918,854    10,870,608    2,071,224
Net realized gain (loss) on investment transactions .......          --      (987,012)      367,910       55,113
Net change in unrealized gain (loss) on investments .......          --     2,753,159     2,001,845         (959)
                                                            ------------  ------------  ------------  -----------
Net increase in net assets resulting from operations ...... $10,013,066   $17,685,001   $13,240,363   $2,125,378
                                                            ============  ============  ============  ===========


                    The accompanying notes are an integral
                      part of these financial statements.

                             TRUST FOR CREDIT UNIONS

                                -----------------

                       STATEMENTS OF CHANGES IN NET ASSETS
                   For the Six Months Ended February 28, 1997
                                   (Unaudited)

                                                                                                                     Target
                                                                         Money          Government     Mortgage      Maturity
                                                                         Market         Securities    Securities    Portfolio
                                                                        Portfolio       Portfolio     Portfolio      (May 97)
                                                                     ---------------  ------------- ------------- -------------
From Operations:
   Net investment income .......................................... $    10,013,066   $ 15,918,854  $ 10,870,608   $ 2,071,224
   Net realized gain (loss) from investment transactions ..........              --       (987,012)      367,910        55,113
   Net change in unrealized gain (loss) on investments ............              --      2,753,159     2,001,845          (959)
                                                                    ----------------  ------------- ------------- -------------
   Net increase in net assets resulting from operations ...........      10,013,066     17,685,001    13,240,363     2,125,378
                                                                    ----------------  ------------- ------------- -------------
Distributions to Unitholders:
   From net investment income .....................................     (10,013,066)   (15,755,582)  (10,592,410)   (2,071,224)
   In excess of net investment income .............................              --             --            --        (8,309)
                                                                    ----------------  ------------- ------------- -------------
   Total distributions to unitholders .............................     (10,013,066)   (15,755,582)  (10,592,410)   (2,079,533)
                                                                    ----------------  ------------- ------------- -------------
From Unit Transactions:
   Proceeds from sale of units ....................................   2,227,463,412     21,443,856     5,633,912            --
   Reinvestment of dividends and distributions ....................       5,249,510      2,452,674     1,927,121            --
   Cost of units repurchased ......................................  (2,075,111,618)   (29,152,476)  (12,817,960)           --
                                                                    ----------------  ------------- ------------- -------------
   Net increase (decrease) in net assets from unit transactions ...     157,601,304     (5,255,946)   (5,256,927)           --
                                                                    ----------------  ------------- ------------- -------------
     Total increase (decrease) ....................................     157,601,304     (3,326,527)   (2,608,974)       45,845
Net Assets:
   Beginning of period ............................................     426,709,826    535,702,435   332,546,430    63,168,969
                                                                    ----------------  ------------- ------------- -------------
   End of period .................................................. $   584,311,130   $532,375,908  $329,937,456   $63,214,814
                                                                    ================  ============= ============= =============
Accumulated undistributed (distributions in excess of) net
   investment income ..............................................              --   $   (232,535) $   (995,703)  $   (39,650)
                                                                    ================  ============= ============= =============
Summary of Unit Transactions:
   Units sold .....................................................   2,227,463,412      2,184,672       577,738            --
   Reinvestment of dividends and distributions ....................       5,249,510        250,192       197,634            --
   Units repurchased ..............................................  (2,075,111,618)    (2,972,135)   (1,314,894)           --
                                                                    ----------------  ------------- ------------- -------------
   Increase (decrease) in units outstanding .......................     157,601,304       (537,271)     (539,522)           --
                                                                    ================  ============= ============= =============

                    The accompanying notes are an integral
                      part of these financial statements.

                             TRUST FOR CREDIT UNIONS

                                ----------------

                       STATEMENTS OF CHANGES IN NET ASSETS
                       For the Year Ended August 31, 1996

                                                                                                                        Target
                                                                   Money            Government         Mortgage        Maturity
                                                                   Market           Securities        Securities      Portfolio
                                                                  Portfolio         Portfolio         Portfolio        (May 97)
                                                              -----------------  ---------------  ----------------  -------------
From Operations:
   Net investment income..................................... $     26,593,606   $   32,865,667   $    20,402,162   $   4,462,235
   Net realized gain (loss) from investment transactions ....               --       (2,540,339)       (1,362,172)        194,087
   Net change in unrealized gain (loss) on investments ......               --        2,123,885        (2,371,245)       (512,792)
                                                              -----------------  ---------------  ----------------  --------------
   Net increase in net assets resulting from operations .....       26,593,606       32,449,213        16,668,745       4,143,530
                                                              -----------------  ---------------  ----------------  --------------
Distributions to Unitholders:
   From net investment income ...............................      (26,593,606)     (32,575,731)      (19,872,792)     (4,433,542)
                                                              -----------------  ---------------  ----------------  --------------
   Total distributions to unitholders .......................      (26,593,606)     (32,575,731)      (19,872,792)     (4,433,542)
                                                              -----------------  ---------------  ----------------  --------------
From Unit Transactions:
   Proceeds from sale of units ..............................    4,407,395,102       71,305,733        84,209,886              --
   Reinvestment of dividends and distributions ..............       14,016,210        5,926,024         3,681,644              --
   Cost of units repurchased ................................   (4,376,797,402)     (71,061,723)      (16,550,279)             --
                                                              -----------------  ---------------  ----------------  --------------
   Net increase in net assets from unit transactions ........       44,613,910        6,170,034        71,341,251              --
                                                              -----------------  ---------------  ----------------  --------------
     Total increase (decrease)...............................       44,613,910        6,043,516        68,137,204        (290,012)
Net Assets:
   Beginning of year ........................................      382,095,916      529,658,919       264,409,226      63,458,981
                                                              -----------------  ---------------  ----------------  --------------
   End of year .............................................. $    426,709,826   $  535,702,435   $   332,546,430   $  63,168,969
                                                              =================  ===============  ================  ==============
Accumulated undistributed (distributions in excess of) net
investment income ........................................... $             --   $     (395,807)  $    (1,273,901)  $     (31,341)
                                                              =================  ===============  ================  ==============
Summary of Unit Transactions:
   Units sold ...............................................    4,407,395,102        7,283,062         8,597,649              --
   Reinvestment of dividends and distributions ..............       14,016,210          606,093           377,883              --
   Units repurchased ........................................   (4,376,797,402)      (7,267,669)       (1,692,128)             --
                                                              =================  ===============  ================  ==============
   Increase in units outstanding ............................       44,613,910          621,486         7,283,404              --
                                                              =================  ===============  ================  ==============

                    The accompanying notes are an integral
                      part of these financial statements.

                             TRUST FOR CREDIT UNIONS

                                ----------------

                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                         Income from             Distributions to
                                    investment operations           unitholders
                                    -------------------------------------------------
                                                                                                                        Ratio of
                                                                                                                          net
                                                                              From                                      invest-
                            Net                                       In       net        Net                Ratio of     ment
                           asset                Net        From     excess    real-      asset                 net       income
                          value at    Net    realized       net     of net     ized      value               expenses      to
                           begin-   invest-   gain on     invest-  invest-   gain on      at                to average   average
                          ning of     ment    invest-      ment      ment    invest-    end of  Total          net         net
                           period    income   ments/(a)/  income    income    ments     period  return/(b)/   assets      assets
                          ---------------------------------------------------------------------------------------------------------
Six months ended (unaudited):
                2/28/97 ...$1.00   $0.0258    $    --    $(0.0258) $     --  $     --   $1.00   5.33%/(d)/  0.20%/(d)/   5.21%/(d)/
Year ended:     8/31/96 ... 1.00    0.0539         --     (0.0539)       --        --    1.00   5.51        0.19         5.37
                8/31/95 ... 1.00    0.0555         --     (0.0553)       --        --    1.00   5.56        0.20         5.55
                8/31/94 ... 1.00    0.0329     0.0002     (0.0342)  (0.0001)  (0.0002)   1.00   3.50        0.25         3.29
                8/31/93 ... 1.00    0.0305     0.0004     (0.0305)       --   (0.0005)   1.00   3.14        0.25         3.05
                8/31/92 ... 1.00    0.0416     0.0008     (0.0416)       --   (0.0007)   1.00   4.39        0.25         4.16
                8/31/91 ... 1.00    0.0641         --     (0.0641)       --        --    1.00   6.93        0.25         6.41
                8/31/90 ... 1.00    0.0824         --     (0.0824)       --        --    1.00   8.58        0.25         8.24
                8/31/89 ... 1.00    0.0899         --     (0.0899)       --        --    1.00   9.28        0.25         8.99
5/17/88/(c)/ to 8/31/88 ... 1.00    0.0214         --     (0.0214)       --        --    1.00   7.40/(d)/   0.25/(d)/    7.27/(d)/

                                                          Ratio information
                                                         assuming no waiver
                                                         of fees or expense
                                                           reimbursements
                                                   ------------------------------

                                      Net                            Ratio of
                                    assets                             net
                                    at end           Ratio of       investment
                                      of            expenses to       income
                                    period         average net to     average
                                    (000's)           assets        net assets
                                  ----------       ----------------------------
Six months ended (unaudited):
                2/28/97 ....      $ 584,311           0.34%/(d)/      5.07%/(d)/
Year ended:     8/31/96 ....        426,710           0.31            5.25
                8/31/95 ....        382,096           0.33            5.42
                8/31/94 ....        216,989           0.34            3.20
                8/31/93 ....        616,229           0.33            2.97
                8/31/92 ....        864,924           0.29            4.12
                8/31/91 ....        654,977           0.25            6.41
                8/31/90 ....        258,304           0.25            8.24
                8/31/89 ....        167,331           0.25            8.99
5/17/88/(c)/ to 8/31/88 ....        106,739           0.25/(d)/       7.27/(d)/

/(a)/ May include the balancing effect of calculating per share amounts.
/(b)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(c)/ Commencement of operations.
/(d)/ Annualized.





                    The accompanying notes are an integral
                      part of these financial statements.

                             TRUST FOR CREDIT UNIONS

                                ----------------

                         GOVERNMENT SECURITIES PORTFOLIO
                              FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                        Income from      Distributions to
                                        investment          unitholders
                                        operations
                                    ------------------ ---------------------
                                                                                                      Ratio of
                                                Net                                                     net
                                              realized                                     Ratio of   invest-
                              Net               and                 In     Net               net       ment                  Net
                             asset            unreal-      From   excess  asset            expenses   income      Port-     assets
                           value at   Net    ized gain     net    of net  value               to        to        folio     at end
                            begin-  invest-  (loss) on   invest-  invest-   at              average   average     turn-       of
                            ning of   ment    invest-      ment    ment   end of Total        net       net       over      period
                            period   income  ments /(a)/  income  income  period return/(b)/ assets    assets     rate/(c)/ (000's)
                           -------- ------- ------------ ------- -------- ------ ----------- -------- --------- ----------- --------
Six months ended (unaudited):
               2/28/97 ... $ 9.76  $0.2945   $0.0371   $(0.2916) $    --  $ 9.80   3.43%     0.34%/(e)/ 6.06%/(e)/ 48.49% $  532,376
Year ended:    8/31/96 ...   9.76   0.6024   (0.0055)   (0.5969)      --    9.76   6.26      0.35       6.16      149.66     535,702
               8/31/95 ...   9.78   0.5515   (0.0011)   (0.5582) (0.0122)   9.76   5.82      0.34       5.65       70.58     529,659
               8/31/94 ...   9.97   0.4286   (0.1974)   (0.4212)      --    9.78   2.33      0.35       4.25       42.27     594,331
               8/31/93 ...  10.03   0.4641   (0.0599)   (0.4630) (0.0012)   9.97   4.06      0.34       4.58       67.38   1,122,484
               8/31/92 ...  10.00   0.5588    0.0311    (0.5594)      --   10.03   6.68      0.36       5.91      195.53   1,153,410
7/10/91/(d)/to 8/31/91 ...  10.00   0.0873   (0.0016)   (0.0857)      --   10.00   7.02/(e)/ 0.48/(e)/  7.16/(e)/   3.56      94,139

                                       Ratio information
                                      assuming no waiver
                                      of fees or expense
                                        reimbursements
                                  --------------------------
                                  Ratio of     Ratio of
                                  expenses        net
                                     to       investment
                                  average       income
                                    net       to average
                                   assets     net assets
                                  --------- ----------------
Six months ended (unaudited):
                      2/28/97  ... 0.34%/(e)/   6.06%/(e)/
        Year ended:   8/31/96  ... 0.35         6.16
                      8/31/95  ... 0.34         5.65
                      8/31/94  ... 0.37         4.23
                      8/31/93  ... 0.47         4.45
                      8/31/92  ... 0.59         5.68
       7/10/91/(d)/to 8/31/91  ... 0.73/(e)/    6.91/(e)/


/(a)/ Includes balancing effect of calculating per share amounts.
/(b)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(c)/ May include the effect of mortgage dollar roll transactions.
/(d)/ Commencement of operations.
/(e)/ Annualized.

                     The accompanying notes are an integral
                       part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                             --------------------

                          MORTGAGE SECURITIES PORTFOLIO
                              FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                             Income from                 Distributions to
                                                        investment operations               unitholders
                                                       -----------------------  ------------------------------------

                                                                       Net
                                                                    realized                     In excess
                                                   Net                 and                 In      of net               Net
                                                  asset              unreal-     From    excess     real-              asset
                                                value at    Net    ized gain     net     of net     ized               value
                                                 begin-   invest-  (loss) on    invest-  invest-  gain on     From       at
                                                 ning of    ment     invest-      ment     ment    invest-   paid-in   end of
                                                 period   income    ments/(a)/   income   income    ments    capital   period
                                                ------------------------------------------------------------------------------
Six months ended (unaudited):
                 2/28/97.......................    $ 9.65   $0.3217   $0.0724   $(0.3141)  $  --    $  --    $   --     $ 9.73
Year ended:      8/31/96.......................      9.74    0.6604   (0.1195)   (0.6309)     --       --        --       9.65
                 8/31/95.......................      9.62    0.6075    0.1539    (0.6075)  (0.0175)    --     (0.0164)    9.74
                 8/31/94.......................     10.13    0.5533   (0.4530)   (0.5719)  (0.0340) (0.0044)     --       9.62
10/9/92 /(d)/to  8/31/93.......................     10.00    0.4895    0.1144    (0.4702)     --       --        --      10.13
                                                                                                          Ratio information
                                                                                                          assuming no waiver
                                                                      Ratio of                                 of fees
                                                                        net                           --------------------------
                                                            Ratio of  invest-
                                                              net       ment                  Net                    Ratio of
                                                            expenses  income      Port-      assets                    net
                                                              to        to        folio      at end    Ratio of     investment
                                                            average  average      turn-        of     expenses to      income
                                                  Total       net      net        over       period   average net   to average
                                                 return/(b)/ assets   assets     rate/(c)/   (000's)     assets     net assets
                                                ----------------------------------------------------  --------------------------
Six months ended (unaudited):
                2/28/97.....................     4.12%   0.30%/(e)/  6.67%/(e)/   58.30%   $329,937     0.30%/(e)/    6.67%/(e)/
Year ended:     8/31/96.....................     5.67    0.28        6.64        163.42     332,546     0.30          6.62
                8/31/95.....................     8.20    0.26        6.36        130.98     264,409     0.32          6.30
                8/31/94.....................     1.00    0.28        5.66        188.58     283,886     0.29          5.65
10/9/92 /(d)/to 8/31/93.....................     6.27    0.33/(e)/   5.64/(e)/   146.24     213,510     0.38/(e)/     5.59/(e)/

/(a)/ Includes balancing effect of calculating per share amounts.
/(b)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(c)/ May include the effect of mortgage dollar roll transactions.
/(d)/ Commencement of operations.
/(e)/ Annualized.

                    The accompanying notes are an integral
                       part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                --------------

                      TARGET MATURITY PORTFOLIO (MAY 97)
                             FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                          Income from                Distributions to
                                                      investment operations            unitholders
                                                    ---------------------------  ------------------------

                                                                      Net
                                                                    realized
                                            Net                       and                         In
                                           asset                    unreal-         From        excess
                                         value at      Net         ized gain        net         of net
                                          begin-      invest-      (loss) on      invest-      invest-
                                          ning of      ment         invest-         ment         ment
                                          period      income       ments/(a)/      income       income
                                        ----------  ----------  ---------------  ----------  ------------
Six months ended (unaudited):
                2/28/97 .................  $  9.95    $ 0.3262       $ 0.0113      $(0.3262)    $(0.0013)
Year ended:     8/31/96 .................     9.99      0.7028        (0.0446)      (0.6982)         --
                8/31/95 .................     9.91      0.6674         0.0673       (0.6547)         --
5/23/94/(e)/to  8/31/94 .................    10.00      0.1594        (0.0674)      (0.1594)     (0.0226)

                                                                                      Ratio of
                                                                                        net
                                                                                       invest-
                                              Net                       Ratio of        ment                     Net
                                             asset                        net          income       Port-       assets
                                             value                      expenses         to         folio       at end
                                              at                       to average      average      turn          of
                                            end of        Total           net            net        over        period
                                            period      return/(b)/      assets        assets      rate/(c)/    (000's)
                                         -----------  -------------  --------------  ----------  -----------  ----------
Six months ended (unaudited):
                2/28/97 .................     $9.96         3.43%           0.46%/(d)/    6.59%/(d)/   98.50%    $ 63,215
Year ended:     8/31/96 .................      9.95         6.77            0.43          7.03        190.34       63,169
                8/31/95 .................      9.99         7.70            0.45          6.77        147.76       63,459
5/23/94/(e)/to  8/31/94 .................      9.91         0.92            0.48/(d)/     5.80/(d)/    74.63       68,867

/(a)/ Includes balancing effect of calculating per share amounts.
/(b)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the period. Total return would be reduced if a redemption fee were taken into account.
/(c)/ May include the effect of mortgage dollar roll transactions.
/(d)/ Annualized.
/(e)/ Commencement of operations.


                     The accompanying notes are an integral
                       part of these financial statements.

                             TRUST FOR CREDIT UNIONS

                              -------------------

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1997
                                   (Unaudited)



1.    Organization

      Trust for Credit Unions (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of four diversified portfolios: the Money Market Portfolio, Government Securities Portfolio, Mortgage Securities Portfolio and Target Maturity Portfolio (May 97). Units of the Fund are offered for sale solely to state and federally chartered credit unions. Unless extended by appropriate action of the Fund's Board of Trustees and by the unitholders, Target Maturity Portfolio (May 97) (the "Target Maturity Portfolio") will be liquidated on or about May 15, 1997, (the "Termination Date") at which time all units of this portfolio that are outstanding as of the close of business on the Termination Date will be redeemed by the Fund at their net asset value.

2.    Summary of Significant Accounting Policies

      The following is a summary of significant accounting policies followed by the Fund which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

    A.   Investment Valuation
    -------------------------
      For the Government Securities Portfolio, Mortgage Securities Portfolio and Target Maturity Portfolio, investments in mortgage backed, asset backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Other securities are valued based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Fund's Board of Trustees. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrix or other sources, under valuation procedures established by the Fund's Board of Trustees. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Government Securities Portfolio, Mortgage Securities Portfolio and Target Maturity Portfolio are valued at amortized cost, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

                            TRUST FOR CREDIT UNIONS

                              -------------------

                  NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 28, 1997
                                  (Unaudited)

2.    Summary of Significant Accounting Policies -- (Continued)

    B.   Security Transactions and Investment Income
    ------------------------------------------------
      Security transactions are recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on the identified cost basis. For the Money Market Portfolio, interest income is determined on the basis of interest accrued, premium amortized and discount earned. The Mortgage Securities Portfolio and the Target Maturity Portfolio amortize market discounts and premiums on certain mortgage backed securities and treasury obligations.

      For the Government Securities Portfolio, Mortgage Securities Portfolio and Target Maturity Portfolio, premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized on an effective yield basis over the expected life of the respective securities, taking into account actual principal prepayment experience and estimates of future principal prepayments. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. Original issue discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security.


    C.   Mortgage Dollar Rolls
    --------------------------
      The Government Securities, Mortgage Securities and Target Maturity Portfolio may enter into mortgage "dollar rolls" in which the portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The portfolios will hold and maintain cash or liquid debt securities in an amount equal to the forward purchase price in a segregated account until the settlement date. For financial reporting and tax reporting purposes, the portfolios treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.

                            TRUST FOR CREDIT UNIONS

                              -------------------

                 NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 28, 1997
                                  (Unaudited)

2.    Summary of Significant Accounting Policies -- (Continued)

    D.   Federal Taxes
    ------------------
      It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable income to its unitholders. Accordingly, no federal tax provisions are required. The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with income tax rules and is based upon the best available information. Therefore, in the accompanying financial statements, the source of a portfolio's distributions may be shown as (i) from net investment income, (ii) in excess of net investment income, (iii) from net realized gains on investment transactions, (iv) in excess of net realized gains on investment transactions, and/or (v) from capital.

      As of each portfolio's most recent tax year-end, the portfolios had approximately the following amounts of capital loss carryforward for U.S. federal tax purposes:

                         Portfolio                                         Amount                          Years of Expiration
       ----------------------------------------------   ----------------------------------------------  ---------------------------
       Government Securities........................                      $17,941,000                             1999 - 2004

       Mortgage Securities..........................                       10,753,000                             2001 - 2004

       Target Maturity (May 97).....................                          398,000                                1997*

        * Represents earlier of Termination Date or actual expiration date of capital loss carry forward.

      These amounts are available to be carried forward to offset future capital gains of the corresponding portfolios to the extent permitted by applicable laws or regulations.

    E.   Deferred Organization Expenses
    -----------------------------------
      Organization-related costs are being amortized on a straight-line basis over a period of five years for the Mortgage Securities Portfolio, and over three years for the Target Maturity Portfolio.

                            TRUST FOR CREDIT UNIONS

                              -------------------

                  NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 28, 1997
                                  (Unaudited)

2.    Summary of Significant Accounting Policies -- (Continued)

    F.   Expenses
    -------------
      Expenses incurred by the Fund that do not specifically relate to an individual portfolio of the Fund are allocated to the portfolios based on each portfolio's relative average net assets for the period.

3.    Agreements

      Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser pursuant to an Advisory Agreement with the Fund. Under the Advisory Agreement, Goldman Sachs, subject to the general supervision of the Fund's Trustees, manages the Fund's portfolios and provides certain administrative services for the Fund. As compensation for services rendered under the Advisory Agreement and the assumption of the expenses related thereto, Goldman Sachs is entitled to a fee, computed daily and payable monthly, at the following annual rates as a percentage of each respective portfolio's average daily net assets:

                          Portfolio                            Asset levels                              Fee
       -----------------------------------------------   -----------------------------------------  ---------------
       Money Market.................................     up to $300 million                             0.20%
                                                         in excess of $300 million                      0.15%
       Government Securities........................     all                                            0.20%
       Mortgage Securities..........................     all                                            0.20%
       Target Maturity Portfolio....................     up to $75 million                              0.25%
                                                         in excess of $75 million                       0.20%

      Effective July 1, 1995, Goldman Sachs voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to .12% of the first $250 million, .10% of the next $250 million, .09% of the next $250 million and
 .08% over $750 million of the portfolio's average daily net assets. For the period ended February 28, 1997, Goldman Sachs waived advisory fees amounting to $145,962.

                            TRUST FOR CREDIT UNIONS

                              -------------------

                 NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 28, 1997
                                  (Unaudited)

3.    Agreements -- (Continued)

      Callahan Credit Union Financial Services Limited Partnership ("CUFSLP") serves as the Fund's administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. serves as a general partner to CUFSLP, and 39 major credit unions are limited partners. Under the Administration Agreement, CUFSLP, subject to general supervision of the Fund's Trustees, provides certain administrative services to the Fund. As compensation for services rendered under the Administration Agreement, CUFSLP is entitled to the following fees, computed daily and payable monthly, at the following annual rates as a percentage of each respective portfolio's average daily net assets:

                   Portfolio                    Fee
        ---------------------------------   ------------
        Money Market.....................       0.10%
        Government Securities............       0.10%
        Mortgage Securities..............       0.05%
        Target Maturity Portfolio........       0.05%

      For the period ended February 28, 1997, CUFSLP voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to .05% of the first $500 million, .04% of the next $250 million and .03% over $750 million of the portfolio's average daily net assets. For the period ended February 28, 1997, CUFSLP waived administration fees amounting to $96,270.

      Effective July 1, 1995, CUFSLP has agreed that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) (the "Expenses") of the Money Market Portfolio exceed 0.20% of the average daily net assets of the Money Market Portfolio, CUFSLP will either reduce the administration fees otherwise payable or pay such Expenses of the Money Market Portfolio. The amount reimbursable to the Money Market Portfolio at February 28, 1997 was $30,059, and is reflected in "Other Assets" in the accompanying Statements of Assets and Liabilities.

      The Government Securities Portfolio bears the fees payable under the Administration Agreement and the Advisory Agreement as well as other expenses incurred in its operations. CUFSLP and Goldman Sachs have each voluntarily agreed to limit the other annualized ordinary expenses (excluding advisory fees, administration fees, interest, taxes, brokerage and extraordinary expenses) of the Government Securities Portfolio such that CUFSLP will reimburse expenses that exceed .05% up to .10% of the Government Securities Portfolio's average daily net assets, and Goldman Sachs will reimburse expenses that exceed .10% up to .15% of the Government Securities Portfolio's average daily net assets. For the period ended February 28, 1997, no expenses were required to be reimbursed by CUFSLP and Goldman Sachs.

                            TRUST FOR CREDIT UNIONS

                              -------------------

                  NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 28, 1997
                                  (Unaudited)

3.    Agreements -- (Continued)

      Callahan Financial Services, Inc. and Goldman Sachs serve as exclusive distributors of units of the Fund. For the period ended February 28, 1997, neither received any compensation for this service. Goldman Sachs also serves as Transfer Agent of the Fund for a fee.

4.    Investment Transactions

      Purchases and proceeds of sales or maturities of long-term securities for the Government Securities Portfolio, Mortgage Securities Portfolio and Target Maturity Portfolio for the period ended February 28, 1997 were as follows ($ in thousands):

                                                                 Government           Mortgage            Target
                                                                 Securities          Securities          Maturity
                                                                 Portfolio           Portfolio           Portfolio
                                                               --------------     ---------------     ---------------
Purchases of U.S. Government and agency
   obligations................................................    $252,779            $111,274            $29,099

Purchases (excluding U.S. Government and agency
   obligations)...............................................          --              77,394             22,609

Sales or maturities of U.S. Government and agency
   obligations................................................     266,170             167,239             33,506

Sales or maturities (excluding U.S. Government and
   agency obligations)........................................          --              34,627             29,112

5.    Repurchase Agreements

      During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping in the customer-only account of State Street Bank and Trust Company, the Fund's custodian, or at subcustodians. GSAM monitors the market value of the underlying securities by pricing them daily.

                            TRUST FOR CREDIT UNIONS

                              -------------------

                  NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 28, 1997
                                  (Unaudited)

6.    Joint Repurchase Agreement Accounts

      The portfolios, together with other registered investment companies having advisory agreements with GSAM, transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in repurchase agreements. The underlying securities for the repurchase agreements include U.S. Treasury obligations and mortgage-related securities issued by the U.S. Government, its agencies or instrumentalities.

      As of February 28, 1997, the Money Market, Government Securities, Mortgage Securities and Target Maturity Portfolios had a 7.53%, 1.50%, 0.06% and 1.32% undivided interest, respectively, in the repurchase agreements in the following joint account which equaled $100,000,000, $19,900,000, $800,000 and $17,500,000 in principal amount, respectively. As of February 28, 1997, the repurchase agreements in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date), were as follows ($ in thousands):

                                                                                Principal    Interest    Maturity    Amortized
                                                                                 Amount        Rate        Date        Cost
                                                                                ---------    --------    --------    ---------
Bear Stearns Companies, Inc., dated 02/28/97, repurchase price $1,200,541
   (FHLMC: $388,027, 6.50-8.00%, 07/01/26-01/01/27) (FNMA: $849,804,
   6.50-8.00%, 12/01/10-02/01/27)...........................................    $1,200,000     5.41%     03/03/97   $1,200,000
CS First  Boston Corp., dated 02/28/97, repurchase price $27,812 (U.S.
   Treasury Note: $28,422, 8.50%, 02/15/00).................................        27,800     5.36      03/03/97       27,800
Nomura Securities, Inc., dated 02/28/97, repurchase price $100,045 (FHLMC:
   $51,542, 6.50-8.00%, 02/01/04-01/01/27) (FNMA: $17,959, 6.00-8.50%,
   03/01/03-04/01/23) (U.S. Treasury Note: $32,499, 8.50%, 02/15/00)........       100,000     5.43      03/03/97      100,000
                                                                                                                       -------

      Total Joint Repurchase Agreement Account...................................................................   $1,327,800
                                                                                                                    ==========

                            TRUST FOR CREDIT UNIONS

                              -------------------

                  NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 28, 1997
                                  (Unaudited)


6.    Joint Repurchase Agreement Accounts -- (Continued)

      As of February 28, 1997 the Money Market Portfolio had a 5.93% undivided interest in the repurchase agreements in the following joint account, which equaled $222,600,000 in principal amount. As of February 28, 1997, the repurchase agreements in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date), were as follows ($ in thousands):

                                                                                 Principal    Interest    Maturity    Amortized
                                                                                   Amount       Rate        Date         Cost
                                                                                 ---------    --------    --------    ---------
Canadian Imperial Bank Securities, dated 02/28/97, repurchase price $150,067
   (U.S. Treasury Bills: $46,594, 07/31/97-02/05/98) (U.S. Treasury Notes:
   $106,408, 5.50-6.63%, 02/15/00-02/28/02) .................................     $150,000      5.35%     03/03/97      $150,000
Chase Manhattan Securities, dated 02/28/97, repurchase price $1,000,448
   (U.S. Treasury Notes: $1,020,004, 5.25-8.88%, 01/15/00-07/31/01) .........    1,000,000      5.38      03/03/97     1,000,000
CS First Boston Corp., dated 02/28/97, repurchase price $489,218 (U.S.
   Treasury Notes: $499,943, 5.50-9.13%, 05/15/97-09/30/00) .................      489,000      5.36      03/03/97       489,000
Daiwa Securities, dated 02/28/97, repurchase price $500,224 (U.S. Treasury
   Notes: $510,000, 5.88-7.75%, 07/31/97-01/31/00) ..........................      500,000      5.37      03/03/97       500,000
J.P. Morgan Securities, Inc., dated 02/28/97, repurchase price $500,223
   (U.S. Treasury Notes: $510,031, 6.25-7.50%, 02/29/00-11/15/01) ...........      500,000      5.35      03/03/97       500,000
Sanwa Securities, Inc., dated 02/28/97, repurchase price $100,045 (U.S.
   Treasury Notes: $102,001, 5.63-5.88%, 06/30/97-06/30/00) .................      100,000      5.37      03/03/97       100,000
Smith Barney Corp., dated 02/28/97, repurchase price $200,089 (U.S. Treasury
   Bills: $5,754, 05/15/97-06/19/97) (U.S. Treasury Interest-Only Strips:
   $34,796, 05/15/97-02/15/07) (U.S. Treasury Principal-Only Strips: $5,332,
   6.38-8.50% 05/15/97-08/15/02) (U.S. Treasury Notes: $158,119, 5.13-9.25%,
   10/15/97-07/15/06) .......................................................      200,000      5.35      03/03/97       200,000
Swiss Bank Corp., dated 02/28/97, repurchase price $815,965 (U.S. Treasury
   Notes: $831,916, 4.75-8.88%, 05/15/97-02/15/03)...........................      815,600      5.37      03/03/97       815,600
                                                                                                                      ----------

      Total Joint Repurchase Agreement Account....................................................................    $3,754,600
                                                                                                                      ==========

7.    Redemption Fees

      Unitholders of the Target Maturity Portfolio who redeem their units prior to the Termination Date will be charged a redemption fee equal to .50% of the net asset value of the redeemed units at the time of the redemption. The redemption fee is not a sales charge, but is kept by the respective portfolio for the benefit of continuing unitholders.

                            TRUST FOR CREDIT UNIONS

                               -----------------

                  NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 29, 1996
                                  (Unaudited)

8.    Other Matters

      Pursuant to an SEC exemptive order, the Money Market Portfolio may enter into certain principal transactions, including repurchase agreements with Goldman Sachs, subject to certain limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions on an annual basis.

   This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust for Credit Unions Prospectus which contains facts concerning the Fund's objectives and policies, management, expenses and other information.

                                        ----------------------------
                                                   TRUST

                                              for Credit Unions

                                        ----------------------------

                                        TRUSTEES
                                        Rudolf J. Hanley, Chairman
                                        Robert M. Coen, Vice-Chairman
                                        Gene R. Artemenko
                                        James C. Barr
                                        Edgar F. Callahan
                                        John T. Collins
                                        Thomas S. Condit
                                        Betty G. Hobbs
                                        John P. McNulty
                                        John L. Ostby
                                        Wendell A. Sebastian

                                        OFFICERS

                                        Wendell A. Sebastian

                                        President
                                        Charles W. Filson

                                        Vice President
                                        John W. Mosior

                                        Vice President
                                        Nancy L. Mucker

                                        Vice President
                                        Pauline Taylor

                                        Vice President
                                        Scott M. Gilman

                                        Treasurer
                                        John M. Perlowski

                                        Assistant Treasurer
                                        Michael J. Richman

                                        Secretary
                                        Howard B. Surloff

                                        Assistant Secretary

                                        ADMINISTRATOR
                                        Callahan Credit Union Financial Services
                                        Limited Partnership

                                        INVESTMENT ADVISOR
                                        Goldman Sachs Asset Management,
                                        a separate operating division
                                        of Goldman, Sachs & Co.

                                        TRANSFER AGENT
                                        Goldman, Sachs & Co.
[LOGO OF GOLDMAN SACHS APPEARS HERE]
                                        DISTRIBUTORS
                                        Callahan Financial Services, Inc.

                                        Goldman, Sachs & Co.